1997 SEMIANNUAL REPORT

IDS
Managed
Allocation
Fund

The goal of IDS Managed Allocation Fund, a part of IDS Managed Retirement Fund, Inc., is to maximize total return through a combination of growth of capital and current income.

Distributed by American Express Financial Advisors Inc., Member SIPC.

Going where
the action is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Portfolio can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

Contents

From the president                           3
From the portfolio management team           3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   31
Board members and officers                  43
IDS mutual funds                            44

 To our shareholders

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce

(picture of )William R. Pearce
President of the Fund

      From the portfolio management team

      IDS Managed Allocation Fund provided positive results during the first half of its fiscal year -- October 1996 through March 1997-- in what proved to be a volatile period for the U.S. stock and bond markets. For the six months, the Fund's total return was 5.2% for Class A shares. (This figure includes a substantial captial gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

      The period began with the U.S. stock and bond markets basking in an environment of low inflation, low interest rates and healthy corporate profits. Aside from a moderate dip in December, each market recorded a substantial gain through the end of 1996, enabling the Fund to enjoy its best performance of the six months.

      Rate rise upsets markets

      The new year brought considerable change. Stocks continued their advance until mid-February, when higher long-term interest rates drove them into retreat. Bonds, on the other hand, got off on the wrong foot almost immediately, and struggled throughout nearly all of the first quarter under the perceived threat of higher inflation.

      On the foreign front, our stocks in the major European markets were generally sluggish during the six months. A bright spot, though, were bonds in emerging markets such as Russia, Mexico, Argentina and Indonesia, which gave the Fund a nice performance boost.

      More-defensive strategy

      We continued to keep the portfolio well-diversified during the period, but we did make some shifts late in 1996 based on our belief that financial assets, especially stocks, had become more vulnerable to a downturn. These moves included reducing both the U.S. and foreign stock exposure, and putting the extra money created by the reductions into cash reserves, which rose to about 15% of assets. In addition, to avoid the negative effect of a potential interest-rate rise in the U.S., we shortened the duration of our U.S. bond holdings and focused our emerging market investments on securities that are unaffected by rate changes in the U.S. This more-defensive portfolio structure paid off in the first quarter of 1997, when U.S. interest rates rose and the stock and bond markets hit tough going.

      Heading into the second half of the fiscal year, we're sticking with our recent structure as we expect the U.S. financial markets to remain unsettled until interest rates level off. At that point, which could be some months away, we may take a more aggressive position to capitalize on what should be a more favorable investment environment.

      Steven Merrell
      Portfolio team member

(picture of) Steven Merrell
Portfolio team member

Class A
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $   11.20
Sept. 30, 1996      $   12.20
Decrease            $    1.00

Distributions
Oct. 1, 1996 - March 31, 1997
From income         $    0.44
From capital gains  $    1.20
Total distributions $    1.64
Total return*           +5.2%**

Class B
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $   11.15
Sept. 30, 1996      $   12.15
Decrease            $    1.00

Distributions
Oct. 1, 1996 - March 31, 1997
From income         $    0.40
From capital gains  $    1.20
Total distributions $    1.60
Total return*           +4.9%**

Class Y
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31 ,1997      $   11.20
Sept. 30, 1996      $   12.20
Decrease            $    1.00

Distributions
Oct. 1, 1996 - March 31, 1997
From income         $    0.45
From capital gains  $    1.20
Total distributions $    1.65
Total return*           +5.3%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

 The Portfolio's ten largest holdings
                                          Percent                        Value
                      (of Portfolio's net assets)        (as of March 31, 1997)

   Royal Dutch Petroleum                    1.72%                  $46,707,500

   Coca-Cola                                1.62                    44,102,138

   NationsBank                              1.54                    41,863,500

   UNUM                                     1.43                    38,981,250
   $2.34 Cv Pfd

   Procter & Gamble                         1.43                    38,835,500

   Federal Natl Mtge Assn                   1.33                    36,188,712
   7.50% 2024-2025

   U.S. Treasury                            1.18                    32,111,680
   6.75% 2000

   Emerson Electric                         1.09                    29,592,000

   Johnson & Johnson                        1.07                    29,028,375

   CPC Intl                                 1.06                    28,700,000

The ten holdings listed here make up 13.47% of the Portfolio's net assets

 Financial statements

      Statement of assets and liabilities
      IDS Managed Allocation Fund
      March 31, 1997
                                  Assets
                                                                                                   (Unaudited)
 Investment in Total Return Portfolio (Note 1)                                                  $2,716,420,816
 Total assets                                                                                    2,716,420,816
                                                                                                 -------------
                                  Liabilities
 Accrued distribution fee                                                                               15,897
 Accrued service fee                                                                                    51,147
 Accrued transfer agency fee                                                                            23,562
 Accrued administrative services fee                                                                     9,788
 Other accrued expenses                                                                                431,069
                                                                                                       -------
 Total liabilities                                                                                     531,463
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $2,715,889,353
                                                                                                ==============
                                  Represented by

 Capital stock-- authorized 10,000,000,000 shares of $.01 par value                             $    2,426,125
 Additional paid-in capital                                                                      2,389,426,363
 Excess of distributions over net investment income                                                 (2,229,352)
 Accumulated net realized gain (Note 1)                                                            160,902,826
 Unrealized appreciation of investments and on translation of assets
      and liabilities in foreign currencies                                                        165,363,391
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $2,715,889,353
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,416,874,717
                                                          Class B                               $  189,393,365
                                                          Class Y                               $  109,621,271
 Net asset value per share of outstanding capital stock:  Class A shares    215,837,158         $        11.20
                                                          Class B shares     16,985,451         $        11.15
                                                          Class Y shares      9,789,875         $        11.20
 See accompanying notes to financial statements.

      Statement of operations
      IDS Managed Allocation Fund
      Six months ended March 31, 1997

 Investment income
                                                                                                   (Unaudited)
 Income:
 Interest                                                                                        $  16,020,105
 Dividends                                                                                          28,068,456
                                                                                                    ----------
 Total income                                                                                       44,088,561
                                                                                                    ----------
 Expenses (Note 2):
 Expenses, including investment management services fee
      allocated from Total Return Portfolio                                                          6,809,404
 Distribution fee -- Class B                                                                           671,850
 Transfer agency fee                                                                                 1,785,251
 Incremental transfer agency fee-- Class B                                                              11,182
 Service fee
      Class A                                                                                        2,164,794
      Class B                                                                                          155,885
 Administrative services fees and expenses                                                             439,075
 Compensation of board members                                                                           5,683
 Compensation of officers                                                                                7,045
 Postage                                                                                                69,295
 Registration fees                                                                                     139,588
 Reports to shareholders                                                                                81,206
 Audit fees                                                                                             14,250
 Other                                                                                                   4,928
                                                                                                         -----
 Total expenses                                                                                     12,359,436
      Earnings credits on cash balances (Note 2)                                                       (73,950)
                                              -                                                        -------
 Total net expenses                                                                                 12,285,486
                                                                                                    ----------
 Investment income -- net                                                                           31,803,075
                                                                                                    ----------
                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security and foreign currency transactions                                   169,566,076
 Net realized loss on option contracts written                                                         (85,119)
 Net realized loss on financial futures contracts                                                   (1,527,976)
                                                                                                    ----------
 Net realized gain on investments and foreign currencies                                           167,952,981
 Net change in unrealized appreciation or depreciation of investments and on
      translation of assets and liabilities in foreign currencies                                  (54,542,428)
                                                                                                   -----------
 Net gain on investments and foreign currencies                                                    113,410,553
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $145,213,628
                                                                                                  ============
 See accompanying notes to financial statements.

      Statements of changes in net assets
      IDS Managed Allocation Fund

                             Operations and distributions                 March 31, 1997        Sept. 30, 1996
                                                                        Six months ended             Ten-month
                                                                             (Unaudited)          period ended
 Investment income-- net                                                $     31,803,075      $     53,050,579
 Net realized gain on investments and foreign currencies                     167,952,981           319,044,841
 Net change in unrealized appreciation or
      depreciation of investments and on translation
      of assets and liabilities in foreign currencies                        (54,542,428)         (180,937,833)
                                                                             -----------          ------------
 Net increase in net assets resulting from operations                        145,213,628           191,157,587
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                           (29,141,426)          (47,854,778)
           Class B                                                            (1,572,629)           (1,808,151)
           Class Y                                                            (1,427,864)           (2,284,060)
      Net realized gain
           Class A                                                          (292,030,274)         (123,949,698)
           Class B                                                           (20,916,577)           (3,984,417)
           Class Y                                                           (13,571,619)           (5,524,806)
      Excess of distributions over net investment income
           Class A                                                            (2,021,239)                   --
           Class B                                                              (109,077)                   --
           Class Y                                                               (99,036)                   --
                                                                                 -------
 Total distributions                                                        (360,889,741)         (185,405,910)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                107,101,766           255,329,365
      Class B shares                                                          38,819,843            99,960,524
      Class Y shares                                                          14,094,267            31,094,078
 Reinvestment of distributions at net asset value
      Class A shares                                                         320,325,326           170,362,163
      Class B shares                                                          22,470,914             5,759,750
      Class Y shares                                                          15,098,235             7,808,866
 Payments for redemptions
      Class A shares                                                        (341,476,757)         (507,852,195)
      Class B shares (Note 2)                                                (19,990,253)          (20,560,821)
      Class Y shares                                                         (23,176,220)          (40,841,448)
                                                                             -----------           -----------
 Increase in net assets from capital share transactions                      133,267,121             1,060,282
                                                                             -----------             ---------
 Total increase (decrease) in net assets                                     (82,408,992)            6,811,959
 Net assets at beginning of period                                         2,798,298,345         2,791,486,386
                                                                           -------------         -------------
 Net assets at end of period
      (including undistributed (excess of distributions over)
      net investment income of ($2,229,352) and $338,844)                 $2,715,899,353        $2,798,298,345
                                                                          ==============        ==============

See accompanying notes to financial statements.

 Notes to financial statements
      IDS Managed Allocation Fund
      (Unaudited as to March 31, 1997)

  1. Summary of significant accounting policies

      The Fund is a series of IDS Managed Retirement Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Total Return Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1997 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends declared and paid each calendar quarter from net investment income are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

  2. Expenses and sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses; and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
     oClass A $15
     oClass B $16
     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $2,365,773 for Class A and $77,988 for Class B for the six months ended March 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended March 31, 1997, the Fund's transfer agency fees were reduced by $73,950 as a result of earnings credits from overnight cash balances.

  3. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended March 31, 1997
                                Class A             Class B             Class Y
   Sold                       8,961,880           3,252,073           1,172,513

   Issued for reinvested     28,379,977           1,999,112           1,337,652
     distributions

   Redeemed                 (28,322,454)         (1,667,732)         (1,966,654)

   Net increase               9,019,403           3,583,453             543,511


                                       Ten months ended Sept. 30,1996
                                Class A             Class B             Class Y

   Sold                      21,638,843           8,496,240           2,625,252

   Issued for reinvested     14,606,625             494,566             669,065
     distributions

   Redeemed                 (42,955,266)         (1,743,550)         (3,458,284)

   Net increase (decrease)   (6,709,798)          7,247,256            (163,967)

  4. Change of Fund's fiscal year

      The By-Laws of the Fund were amended on Jan. 11, 1996, changing it's fiscal year end from Nov. 30 to Sept. 30, effective 1996.


5.  Financial highlights
                                          The   tables    below   show   certain
                                          important  financial  information  for
                                          evaluating the Fund's results.

                                          Fiscal period ended Sept. 30,
                                          Per share income and capital changes*
                                                                     Class A
                             1997***   1996**    1995      1994      1993      1992     1991       1990     1989     1988     1987

Net asset value,           $12.20    $12.19    $11.29    $12.16    $11.91    $11.08    $9.01     $10.05    $7.48    $6.82    $6.95
beginning of period

                  Income from investment operations:
Net investment income         .14       .24       .21       .13       .17       .21      .20        .27      .26      .16      .13
Net gains (losses)            .50       .58      1.65       .03      1.07      2.04     2.45       (.39)    2.51      .66     (.13)
(both realized and
unrealized)
Total from investment         .64       .82      1.86       .16      1.24      2.25     2.65       (.12)    2.77      .82       --
operations
                  Less distributions:
Dividends from net           (.15)     (.23)     (.16)     (.12)     (.19)     (.21)    (.27)      (.25)    (.20)    (.16)    (.13)
investment income
Distributions from          (1.49)     (.58)     (.80)     (.90)     (.80)    (1.20)    (.31)      (.67)      --       --       --
realized gains
Excess distributions of        --        --        --      (.01)       --      (.01)      --         --       --       --       --
realized gains
Total distributions         (1.64)     (.81)     (.96)    (1.03)     (.99)    (1.42)    (.58)      (.92)    (.20)    (.16)    (.13)

Net asset value,           $11.20    $12.20    $12.19    $11.29    $12.16    $11.91   $11.08      $9.01   $10.05    $7.48    $6.82
end of period
                  Ratios/supplemental data
                                                      Class A
                             1997***   1996**    1995      1994      1993      1992     1991       1990     1989     1988     1987

Net assets, end of         $2,417    $2,523    $2,602    $2,252    $1,845    $1,425   $1,007       $715     $700     $644     $673
period (in millions)
Ratio of expenses to          .84%+     .80%+     .83%      .85%      .83%      .85%     .90%       .90%     .92%     .88%     .88%
average daily net assets#
Ratio of net income to       2.31%+    2.29%+    1.85%     1.13%     1.46%     1.94%    1.98%      2.94%    2.82%    2.07%    1.83%
average daily net assets
Portfolio turnover rate        47%      142%       90%       66%       61%       46%      81%        78%      73%     102%      87%
(exluding short-term
securities) for the
underlying Portfolio
Total return++                5.2%      7.1%     18.0%      1.0%     11.2%     22.3%    30.9%      (1.2%)   37.3%    12.0%    (0.3%)

Average brokerage          $.0330    $.0303        --        --        --        --       --         --       --       --       --
commission rate for the
underlying Portfolio+++

    *For a share outstanding throughout the period.  Rounded to the nearest cent.
   **The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective 1996.
  ***Six months ended March 31, 1997 (Unaudited).
    #Effective fiscal year 1996, expense ratio is based on total expenses of the
     Fund before reduction of earnings credits on cash balances.
    +Adjusted to an annual basis.
   ++Total return does not reflect payment of a sales charge.
  +++Effective  fiscal  year 1996,  the Fund is  required  to  disclose an average brokerage  commission  rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

                                           Fiscal period ended Sept. 30,
                                           Per share income and capital changes*

                                          Class B                                         Class Y
                              1997#          1996**         1995***           1997#          1996**         1995***

Net asset value,            $12.15         $12.16         $10.41            $12.20         $12.19         $10.41
beginning of period

                  Income from investment operations:
Net investment income          .10            .15            .11               .15            .26            .16
Net gains (both                .50            .57           1.74               .50            .58           1.76
realized and unrealized)
Total from investment          .60            .72           1.85               .65            .84           1.92
operations

                  Less distributions:
Dividends from net            (.11)          (.15)          (.10)             (.16)          (.25)          (.14)
investment income
Distributions from           (1.49)          (.58)            --             (1.49)          (.58)            --
realized gains
Total distributions          (1.60)          (.73)          (.10)            (1.65)          (.83)          (.14)

Net asset value,            $11.15         $12.15         $12.16            $11.20         $12.20         $12.19
end of period
                  Ratios/supplemental data
                                       Class B                                         Class Y
                              1997#          1996**         1995***           1997#          1996**         1995***

Net assets, end of            $189           $163            $75              $110           $113           $115
period (in millions)
Ratio of expenses to          1.60%+         1.57%+         1.58%+             .67%+          .63%+         .65%+
average daily net assets##
Ratio of net income to        1.57%+         1.61%+          .94%+            2.47%+         2.45%+        1.95%+
average daily net assets
Portfolio turnover rate         47%           142%            90%               47%           142%           90%
(excluding short-term
securities) for the
underlying Portfolio
Total return++                 4.9%           6.5%          17.7%              5.3%           7.3%         18.4%
Average brokerage           $.0330         $.0303             --            $.0303         $.0303            --
commission rate for the
underlying Portfolio+++

    *For a share outstanding throughout the period.  Rounded to the nearest cent.
   **The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective 1996.
  ***Inception date was March 20, 1995 for Class B and Class Y.
    #Six months ended March 31, 1997 (Unaudited).
   ##Effective fiscal year 1996, expense ratio is based on total expenses of the
     Fund before reduction of earnings credits on cash balances.
    +Adjusted to an annual basis.
   ++Total return does not reflect payment of a sales charge.
  +++Effective  fiscal  year 1996,  the Fund is  required  to  disclose an average brokerage  commission  rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

    Statement of assets and liabilities
      Total Return Portfolio
      March 31, 1997
                                  Assets
                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
 Investments in securities of unaffiliated issuers
      (identified cost $2,613,103,704)                                                          $2,787,732,044
 Investments in securities of affiliated issuers
      (identified cost $16,709,176)                                                                  6,765,000
 Dividends and accrued interest receivable                                                          11,461,076
 Receivable for investment securities sold                                                         129,731,294
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                   29,765
 U.S. government securities held as collateral (Note 5)                                             10,694,263
                                                     -                                              ----------
 Total assets                                                                                    2,946,413,442
                                                                                                 -------------

                                  Liabilities
 Disbursements in excess of cash on demand deposit                                                   1,358,434
 Payable for investment securities purchased                                                        66,680,606
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                   41,136
 Payable upon return of securities loaned (Note 5)                                                 160,953,113
 Accrued investment management services fee                                                            148,255
 Other accrued expenses                                                                                184,782
                                                                                                       -------
 Total liabilities                                                                                 229,366,326
                                                                                                   -----------
 Net assets                                                                                     $2,717,047,116
                                                                                                ==============
 See accompanying notes to financial statements.

      Statement of operations
      Total Return Portfolio
      Six months ended March 31, 1997

 Investment Income
                                                                                                   (Unaudited)
 Income:
 Interest                                                                                        $  28,047,942
 Dividends (net of foreign taxes withheld of $601,063)                                              16,023,591
                                                                                                    ----------
 Total income                                                                                       44,071,533
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  6,308,880
 Compensation of board members                                                                          15,418
 Custodian fees                                                                                        444,890
 Audit fees                                                                                             14,250
 Administrative services fees and expenses                                                              15,119
 Other                                                                                                  16,605
                                                                                                        ------
 Total expenses                                                                                      6,815,162
      Earnings credits on cash balances (Note 2)                                                        (4,283)
                                              -                                                         ------
 Total net expenses                                                                                  6,810,879
                                                                                                     ---------
 Investment income -- net                                                                           37,260,654
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security and foreign currency transactions
      (including gain of $1,605,311 from foreign currency transactions) (Note 3)                   170,781,999
 Net realized loss on sale of affiliated issuer                                                     (1,184,513)
 Net realized loss on option contracts written (Note 7)                                                (85,137)
 Net realized loss on financial futures contracts                                                   (1,528,313)
                                                                                                    ----------
 Net realized gain on investments and foreign currencies                                           167,984,036
 Net change in unrealized appreciation or
      depreciation of investments and on translation
      of assets and liabilities in foreign currencies                                              (54,550,752)
                                                                                                   -----------
 Net gain on investments and foreign currencies                                                    113,433,284
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $150,693,938
                                                                                                  ============
 See accompanying notes to financial statements.

      Statements of changes in net assets
      Total Return Portfolio
                                  Operations

                                                                        Six months ended   For the period from
                                                                          March 31 ,1997      May 13, 1996* to
                                                                             (Unaudited)        Sept. 30 ,1996
 Investment income-- net                                                $     37,260,654      $     31,175,277
 Net realized gain on investments and foreign currencies                     167,984,036            26,015,535
 Net change in unrealized appreciation or
      depreciation of investments and on translation
      of assets and liabilities in foreign currencies                        (54,550,752)           75,342,945
                                                                             -----------            ----------
 Net increase in net assets resulting from operations                        150,693,938           132,533,757
 Net contributions (withdrawals)                                            (232,836,687)        2,666,631,108
                                                                            ------------         -------------
 Total increase (decrease) in net assets                                     (82,142,749)        2,799,164,865
 Net assets at beginning of period (Note 1)                                2,799,189,865                25,000
                                         -                                 -------------                ------
 Net assets at end of period                                              $2,717,047,116        $2,799,189,865
                                                                          ==============        ==============
*Commencement of operations.
See accompanying notes to financial statements.

 Notes to financial statements
      Total Return Portfolio
      (Unaudited as to March 31, 1997)>

  1. Summary of significant accounting policies

      Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      Investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1997 was $14,956,950 representing 0.55% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of March 31, 1997, the Portfolio had entered into outstanding when-issued or forward-commitments of $3,732,430.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Managed Allocation Fund to the Lipper Growth and Income Fund Index. Subsequently, the index used changed to Lipper Flexible Portfolio Fund Index as of July 1996. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $509,802 for the six months ended March 31, 1997.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

      During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $4,283 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,215,447,560 and $1,711,115,837, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 47%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $154,169 for the six months ended March 31, 1997.

  4. Foreign currency contracts

      At March 31, 1997, the Portfolio had entered into five foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

 Exchange date   Currency to    Currency to    Unrealized     Unrealized
                be delivered    be received   appreciation   depreciation

April 1, 1997      631,444       1,016,050      $     --        $22,801
                British Pound   U.S. Dollar

April 1, 1997      522,878        309,029             --          4,447
                Deutsche Mark   U.S. Dollar

April 2, 1997      673,046        401,915             --          1,590
                Deutsche Mark   U.S. Dollar

April 3, 1997     4,357,125      2,599,887            --         12,298
                Deutsche Mark   U.S. Dollar

April 10, 1997    1,429,540      2,736,854        29,765             --
                 U.S. Dollar   Dutch Guilder
                                                 -------         -------
                                                 $29,765         $41,136
  5. Lending of portfolio securities

      At March 31, 1997, securities valued at $155,386,041 were on loan to brokers. For collateral, the Portfolio received $150,258,850 in cash and government securities valued at $10,694,263. Income from securities lending amounted to $260,898 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

  6. Interest rate futures contracts

      At March 31, 1997, investments in securities included securities valued at $20,809,500 that were pledged as collateral to cover initial margin deposits on 400 open sale contracts. The market value of the open sale contracts at March 31, 1997 was $42,371,875 with a net unrealized gain (see Summary of significant accounting policies) of $675,313.

  7. Option contracts written

      The number of contracts and premium amounts associated with option contracts written (see Summary of significant accounting policies) is as follows:

                                                 Period ended March 31, 1997
                                                            Calls
                                                   Contracts            Premium
      Balance Sept. 30, 1996                              --       $         --
      Opened                                          49,000            107,800
      Closed                                         (49,000)          (107,800)
      Balance March 31, 1997                              --      $          --

 Investments in securities

      Total Return Portfolio
      March 31, 1997 (Unaudited)

                         (Percentages represent
                           value of investments
                        compared to net assets)

Investments in securities of unaffiliated issuers

 Common stocks (67.2%)
Issuer                       Shares       Value(a)
 Aerospace & defense (1.2%)
 Allied Signal               25,000  $    1,781,250
 Boeing                      42,066       4,148,759
 General Dynamics            22,000       1,482,250
 Raytheon                   496,200      22,391,025
 Rockwell Intl               30,000       1,946,250
 United Technologies         20,000       1,505,000
 Total                                   33,254,534

 Airlines (0.5%)
 AMR                        166,300      13,719,750

 Automotive & related (1.6%)
 Chrysler                   523,800(c)   15,714,000
 Ford Motor                 189,700       5,951,837
 General Motors             375,700      20,804,387
 Total                                   42,470,224

 Banks and savings & loans (4.0%)
 Bank of Boston             350,000      23,450,000
 Barnett Banks              127,000(d)    5,905,500
 Citicorp                   120,000      12,990,000
 First Union                112,964       9,164,205
 KeyCorp                    115,800       5,645,250
 Mellon Bank                 58,200       4,234,050
 NationsBank                756,000      41,863,500
 Norwest                    124,800       5,772,000
 Total                                  109,024,505

 Beverages & tobacco (2.4%)
 Anheuser-Busch             520,200      21,913,425
 Coca-Cola                  789,300      44,102,138
 Total                                   66,015,563


 Building materials & construction (0.7%)
 Georgia-Pacific             13,200         957,000
 Tyco Intl                  279,100      15,350,500
 Weyerhaeuser                69,100       3,083,587
 Total                                   19,391,087

 Chemicals (0.1%)
 Monsanto                    64,500       2,467,125

 Communications equipment & services (0.1%)
 Tellabs                     50,000(b)    1,806,250

 Computers & office equipment (4.2%)
 Cisco Systems              121,900(b)    5,866,438
 Compaq Computer            152,600(b)   11,692,975
 Computer Associates Intl   230,500       8,960,687
 Computer Sciences            5,530(b)      341,477
 Dell Computer               32,000(b)    2,164,000
 First Data                 372,800      12,628,600
 Hewlett-Packard            235,000      12,513,750
 Ikon Office Solutions      307,000      10,284,500
 Microsoft                  215,400(b)   19,749,487
 Oracle                     357,450(b)   13,784,166
 Seagate Technology          45,000 (b)   2,019,375
 Silicon Graphics           465,800(b)    9,083,100
 3Com                       171,300(b)    5,610,075
 Total                                  114,698,630

 Electronics (1.0%)
 AMP                         90,000       3,093,750
 Intel                      150,000      20,868,750
 LSI Logic                   27,500(b)      955,625
 Natl Semiconductor          50,000(b)    1,375,000
 Thomas & Betts               5,974         255,388
 Total                                   26,548,513

 Energy (0.6%)
 Unocal                     410,000      15,631,250

 Financial services (0.7%)
 Federal Home Loan
    Mortgage                380,400      10,365,900
 Travelers Group            164,000       7,851,500
 Total                                   18,217,400

 Food (1.6%)
 CPC Intl                   350,000      28,700,000
 Quaker Oats                400,000      14,600,000
 Total                                   43,300,000


 Health care (6.8%)
 ALZA                       228,100(b)    6,272,750
 American Home Products     409,200      24,552,000
 Amgen                      191,000(b)   10,672,125
 Baxter Intl                300,000      12,937,500
 Boston Scientific           91,400(b)    5,643,950
 Bristol-Myers Squibb       387,400      22,856,600
 Guidant                     95,000       5,842,500
 Johnson & Johnson          549,000      29,028,375
 Lilly (Eli)                209,100      17,198,475
 Medtronic                  151,300       9,418,425
 Merck                      153,600      12,940,800
 Pfizer                      69,100       5,813,037
 Pharmacia & Upjohn          13,200         483,450
 Schering-Plough            300,000      21,825,000
 Total                                  185,484,987

 Health care services (1.1%)
 Service Corp Intl          568,400      16,909,900
 Tenet Healthcare           300,000(b)    7,387,500
 United Healthcare          112,300       5,348,287
 Total                                   29,645,687

 Household products (1.8%)
 Colgate-Palmolive           50,000       4,981,250
 Gillette                    81,800       5,940,725
 Procter & Gamble           337,700      38,835,500
 Total                                   49,757,475

 Industrial equipment & services (1.5%)
 Deere & Co                 377,300      16,412,550
 General Signal             383,200      14,992,700
 Illinois Tool Works        126,000      10,284,750
 Total                                   41,690,000

 Insurance (0.7%)
 AON                         26,900       1,647,625
 Providian                  294,000      15,729,000
 Total                                   17,376,625

 Media (--%)
 CS Wireless Systems          2,255(o)           --

 Metals (1.0%)
 Aluminum Co of America     330,800      22,494,400
 Freeport McMoRan Copper
 & Gold Cl B                150,000       4,556,250
 Total                                   27,050,650

 Multi-industry conglomerates (2.4%)
 Emerson Electric           657,600      29,592,000
 General Electric           227,300      22,559,525
 Honeywell                   45,000       3,054,375
 Minnesota Mining & Mfg      93,300       7,883,850
 Westinghouse Electric      148,000       2,627,000
 Total                                   65,716,750

 Paper & packaging (0.7%)
 Champion Intl                8,500         386,750
 Crown Cork & Seal          270,600      13,969,725
 Intl Paper                  72,800       2,830,100
 Jefferson Smurfit          615,500       1,625,252
 Total                                   18,811,827

 Restaurants & lodging (0.3%)
 Hilton Hotels              280,000       6,790,000


 Retail (3.0%)
 American Stores            300,000      13,350,000
 AutoZone                   190,000(b)    4,275,000
 CUC Intl                   370,000(b)    8,325,011
 Federated Dept Stores      170,500(b)    5,605,188
 Kroger                     101,600(b)    5,156,200
 Lowe's                     187,500       7,007,813
 Rite Aid                   268,500      11,277,000
 Wal-Mart Stores            966,700      26,946,762
 Total                                   81,942,974

 Textiles & apparel (0.1%)
 Nike Cl B                   41,400       2,566,800

 Utilities--gas (0.5%)
 Sonat                      248,850      13,562,325

 Utilities--telephone (2.8%)
 AirTouch Communications    646,600(b)   14,871,800
 Ameritech                  175,000      10,762,500
 BellSouth                  260,000      10,985,000
 GTE                        270,000      12,588,750
 MCI Communications         697,000      24,830,625
 WorldCom                   140,000(b)    3,080,000
 Total                                   77,118,675

 Foreign (25.8%)(e)

 Australia (1.2%)
 Broken Hill Proprietary     63,895         851,539
 MIM Holdings             2,621,088       3,513,715
 Pasminco                 3,807,000       7,344,857
 Westpac Banking          1,359,000(d)    7,883,881
 WMC Limited                740,900(b,d)  4,681,483
 Woodside Petroleum       1,145,000       8,432,278
 Total                                   32,707,753

 Austria (0.1%)
 Boehler-Uddeholm            43,600(b,f)  3,015,690

 Brazil (0.4%)
 CEMIG                       85,000(b)    3,570,000
 Petroleo Brasileiro        170,000       3,421,250
 Telebras ADR                33,000       3,378,375
 Total                                   10,369,625

 Canada (0.6%)
 Northern Telecommunications257,800      16,853,675
 Toronto-Dominion Bank        3,257          82,116
 Total                                   16,935,791

 France (2.2%)
 Accor                       61,732       8,993,994
 Credit Commercial de France230,000(b)   11,040,164
 Groupe AB                  332,900(b)    3,204,163
 Lafarge-Coppee             137,115       9,519,535
 Lyonnaise des Eaux          98,555(b)   10,093,352
 Michelin Cl B              134,050       7,986,415
 SGS-THOMSON
    Microelectronics         48,280       3,396,669
 Total Petroleum Cl B        81,000       7,024,472
 Total                                   61,258,764

 Germany (1.7%)
 Bayer                      217,000(d)    9,022,144
 Daimler-Benz Aktieng       115,000(b)    9,197,242
 Degussa                      2,097(d)      895,122
 Deutsche Telekom           483,921(b,d) 11,111,615
 Hoechst                    238,050(d)    9,640,454
 SGL Carbon                  47,170(b)    6,475,977
 Total                                   46,342,554

 Hong Kong (1.8%)
 Cheung Kong Holdings     1,048,000       9,230,710
 Hong Kong
    Telecom               2,000,000       3,419,928
 HSBC Holdings              594,000      13,798,444
 HSBC Holdings Group        121,797(b)    2,993,678
 Hutchison Whampoa          569,000       4,277,395
 New World Development    1,534,000(b)    8,275,091
 Sun Hung Kai Properties    620,000       6,561,100
 Wharf Holdings             410,000       1,568,844
 Total                                   50,125,190

 Italy (1.3%)
 Credito Italiano         3,421,840(b)    4,864,152
 ENI                      2,468,420(d)   12,547,522
 Stet Risp                2,196,600       7,799,593
 Telecom Italia           4,170,900(b,d) 10,431,938
 Total                                   35,643,205

 Japan (3.7%)
 Banyu Pharmaceutical       260,000       3,952,454
 Dai Nippon Printing        370,000(b)    6,193,094
 Denso                      113,000       2,220,344
 Fujitsu                    457,000       4,656,101
 Kirin Brewery              519,000       4,280,585
 Mitsubishi Materials     1,057,000(b)    3,692,277
 Mitsubishi Motors          409,000(b)    3,032,692
 Mitsumi Electric           340,000(d)    6,240,802
 NEC                        645,000(b)    7,301,690
 Nippon Express             710,000       4,730,654
 Nippon Steel             1,746,000(b)    4,800,194
 Secom                      113,000(b)    6,350,368
 Shinko Electric            133,000       4,581,386
 Sony Corp ADR               81,000(b)    5,665,481
 Sumitomo Electric Inds ADR 260,000(b)    3,531,980
 Sumitomo Trust & Banking 1,050,000(b)    7,063,960
 Takashimaya                471,000       4,532,142
 TDK                        160,000(b)   10,997,008
 Yasuda Fire & Marine     1,260,000(b)    6,214,926
 Total                                  100,038,138

 Malaysia (0.4%)
 Perushaan Otomobil         309,000(b)    1,957,551
 Tenaga Nasional Bhd        393,000(b)    1,918,813
 United Engineers Malaysia  810,000(b)    7,059,820
 Total                                   10,936,184

 Mexico (0.5%)
 Cemex ADR Cl B             724,000(d)    5,882,500
 Grupo Industrial         1,044,000       5,859,617
 Grupo Televisa              35,700         888,038
 Total                                   12,630,155

 Netherlands (3.5%)
 Akzo Nobel                  44,040(b)    6,326,149
 Gucci                       94,300(b)    6,898,590
 Intl Nederlanden Groep     204,000(b)    8,038,391
 Philips Electronics NV     348,150      16,243,102
 Royal Dutch Petroleum      266,900      46,707,500
 Schlumberger                25,000       2,681,250
 Unilever                   330,400       8,778,705
 Total                                   95,673,687

 New Zealand (0.1%)
 Carter Holt Harvey       1,068,000(b)    2,262,916

 Phillipines (0.1%)
 Manila Electric            220,000(b)    1,752,323

 Singapore (2.0%)
 City Developments        1,161,000(b)   10,287,850
 Fraser & Neave             449,000       3,667,843
 Keppel                     591,000(b)    3,723,157
 Malayan Banking            948,000      10,806,415
 Overseas Chinese Banking   376,200       4,479,501
 Overseas Union Bank        771,000       5,310,799
 Sime Darby               1,486,000(b)    5,426,530
 Straits Steamship Land   1,901,000       5,869,476
 United Overseas Bank       398,000       4,077,812
 Total                                   53,649,383

 South Korea (0.1%)
 Samsung Electronics         20,100       1,606,676

 Spain (0.4%)
 Repsol                      81,360       3,397,799
 Telefonica de Espana       310,050(b)    7,494,749
 Total                                   10,892,548

 Sweden (0.7%)
 Asea Free Cl B              74,490(d)    8,448,809
 Ericsson (LM) Tel Cl B ADR 320,160      11,310,670
 Total                                   19,759,479

 Switzerland (1.5%)
 Ciba Specialty Chemicals    17,100(b)    1,414,107
 CS Holdings                 66,069(d)    7,931,494
 La-Roche Holdings            1,150(b)    9,945,622
 Novartis                    17,100(b)   21,223,489
 Total                                   40,514,712

 United Kingdom (3.5%)
 British Gas              2,156,920       5,766,405
 EMI Group                  204,347       3,748,530
 Glaxo Wellcome             855,425      15,712,978
 Granada Group              509,260       7,687,117
 Great Universal Stores   1,042,000      11,442,919
 Johnson Matthey            316,230       2,843,224
 Kingfisher                 906,980(b)   10,452,584
 Lloyds TSB Group           639,900       5,258,543
 NFC                      2,065,378(b)    5,623,611
 Premier Farnell            462,030(b)    3,534,606
 Redland                    952,400       5,640,787
 Shell Transport & Trading  449,488       8,027,231
 Siebe                      593,402(b)   10,021,340
 Total                                   95,759,875

 Total common stocks of unaffiliated issuers
 (Cost: $1,649,666,310)              $1,825,934,254

 Preferred stocks & other (1.9%)

Issuer                       Shares           Value(a)
 AKZO
    Warrants                 82,040    $  1,093,604
 Bar Technologies
    Warrants                  3,000         150,000
 BNP
    Warrants                125,500       1,246,171
 Henkel                     140,400       7,743,885
    5.35%
 Paxson Communications
    12.5% Pay-in-kind        19,700(m)    1,945,375
 Straits Steamship
    Warrants                303,000(b)      316,739
 Station Casinos
    7% Cv                    15,000         646,875
 UNUM
    $2.34 Cv                550,000      38,981,250

 Total preferred stocks & other
 (Cost: $43,201,931)                    $52,123,899

 Bonds (16.0%)

Issuer                                    Coupon            Maturity              Principal               Value(a)
                                            rate                year                 amount
 U.S. government obligations (2.9%)
 U.S. Treasury                           3.375%                 2007           $  8,008,320        $  7,875,622
                                         5.75                   1997             26,000,000          26,005,980
                                         6.25                   2023             14,700,000(c)       13,043,310
                                         6.75                   2000             32,000,000(c)       32,111,680
 Total                                                                                               79,036,592

 Mortgage-backed securities (2.7%)
 Federal Home Loan Mtge Corp             7.00                   2026                182,063             174,644
                                         7.50                   2025             27,678,102          27,262,930
                                         8.50                   2026              7,050,433           7,228,815
 Federal Natl Mtge Assn                  7.00                   2025                 98,892              94,645
                                         7.50                2024-25             36,781,628          36,188,712
 Structured Assets Securities Corp
    Collateralized Mtge Obligation       6.76                   2028              2,500,000           2,473,047
 Total                                                                                               73,422,793

 Aerospace & defense (0.3%)
 Alliant Techsystems
    Sr Sub Nts                          11.75                   2003              2,000,000           2,192,500
 Newport News Ship                       8.625                  2006                800,000             820,000
 Northrop Grumman                        7.75                   2016              5,000,000           4,812,850
 Total                                                                                                7,825,350

 Airlines (0.2%)
 Northwest Airlines Cl B                 8.07                   2015              3,968,199           3,964,825
 Northwest Airlines Cl C                 8.97                   2015              1,973,418           2,017,307
 Total                                                                                                5,982,132

 Banks & savings and loans (0.1%)
 First Nationwide                       10.625                  2003              1,960,000(f)        2,072,700
 U.S. Trust Capital A                     8.40                   2027              1,500,000(f)        1,482,585
 Total                                                                                                3,555,285

 Building materials & construction (0.2%)
 AAF McQuay
    Sr Nts                               8.875                  2003              3,330,000           3,267,563
 Southdown                              10.00                   2006              2,350,000           2,502,750
 Total                                                                                                5,770,313

 Communications equipment & services (0.7%)
 Geotek Communications
    Cv                                  12.00                   2001              2,780,000(g)        2,363,000
 Intl Cable Telephone
    Cv                                   7.25                   2005             14,500,000          14,282,500
 Shared Technologies
    Zero Coupon Cv                      12.25                   2006              4,250,000(h)        3,500,938
 Total                                                                                               20,146,438

 Electronics (0.2%)
 Thomas & Betts                          6.50                   2006              4,500,000           4,167,270

 Energy (0.1%)
 Forcenergy
    Sr Sub Nts                           9.50                   2006              1,000,000             992,500
 Transamerican Refining                 18.00                   2002             $2,000,000(i)        1,835,000
 Total                                                                                                2,827,500

 Energy equipment & services (0.2%)
 Cliff's Drilling
    Sr Nts                              10.25                   2003              3,500,000           3,657,500
 Noble Drilling                          9.125                  2006              1,000,000           1,070,000
 Total                                                                                                4,727,500

 Financial services (0.2%)
 Cityscape Financial                    11.00                   1998              6,000,000(g)        6,000,600

 Furniture & appliances (0.2%)
 Interface                               9.50                   2005              2,500,000           2,575,000
 Lifestyle Furnishings                  10.875                  2006              3,250,000           3,461,250
 Total                                                                                                6,036,250

 Health care (0.2%)
 Dade Intl
    Sr Sub Nts                          11.125                  2006              2,000,000           2,247,500
 Lilly (Eli)                             6.77                   2036              5,000,000           4,389,250
 Total                                                                                                6,636,750

 Health care services (0.4%)
 Manor Care                              7.50                   2006              7,000,000           6,930,350
 Owens & Minor
    Sr Sub Nts                          10.875                  2006              1,200,000           1,293,000
 Tenet Healthcare
    Sr Nts                               8.625                  2003              2,000,000           2,035,000
 Total                                                                                               10,258,350

 Industrial equipment & services (0.1%)
 AGCO                                    8.50                   2006              2,800,000           2,852,500

 Insurance (0.7%)
 American United Life                    7.75                   2026              5,000,000(g)        4,573,350
 Executive Risk Capital Trust            8.675                  2027              1,500,000           1,470,720
 Metropolitan Life                       7.80                   2025              4,800,000(f)        4,568,688
 Minnesota Mutual Life                   8.25                   2025              4,500,000(f)        4,579,335
 Nationwide Trust
    Credit Sensitive Nts                 9.875                  2025              3,500,000           3,735,060
 Total                                                                                               18,927,153

 Leisure time & entertainment (0.1%)
 Trump Atlantic City Funding
    1st Mtge                            11.25                   2006              3,725,000           3,454,937

 Media (1.2%)
 Cablevision Systems
    Sr Sub Deb                          10.50                   2016              3,000,000           3,022,500
 CS Wireless Systems
    Zero Coupon                         11.38                   2001              8,200,000(h)        2,583,000
 Heritage Media Services
    Sr Sub Nts                           8.75                   2006              5,000,000           5,175,000
 Lamar Advertising                       9.625                  2006                800,000             806,000
 News American Holdings                 10.125                  2012              2,175,000           2,428,148
 Time Warner                             9.15                   2023             10,000,000          10,651,500
 Univision Network
    Zero Coupon                         15.18                   2002              7,500,000(h)        6,965,625
 Total                                                                                               31,631,773

 Metals (0.1%)
 Bar Technologies                       13.50                   2001              3,000,000(f)        2,992,500

 Retail (0.7%)
 Dayton Hudson                           8.50                   2022              2,500,000           2,476,325
 Grand Union                            12.00                   2004              2,500,000(d)        2,456,250
 Kroger                                  8.15                   2006              5,000,000           5,075,000
 Wal-Mart Stores                         7.00                   2006              9,711,323           9,596,341
 Total                                                                                               19,603,916

 Transportation (0.1%)
 Enterprise Rent-A-Car
    Medium-term Nts                      6.95                   2006              3,000,000(f)        2,865,000

 Utilities--electric (0.4%)
 El Paso Electric
    1st Mtge                             7.75                   2001              5,000,000           4,987,450
 Public Service Electric & Gas
    1st Mtge                             6.75                   2016              7,365,000           6,750,464
 Total                                                                                               11,737,914

 Utilities--gas (0.2%)
 Columbia Gas System                     7.32                   2010              5,043,000           4,768,409

 Utilities--telephone (0.3%)
 Omnipoint
    Sr Nts                              11.625                  2006              5,000,000           4,200,000
 WorldCom                                7.75                   2007              3,000,000           2,971,290
 Total                                                                                                7,171,290

 Miscellaneous (0.7%)
 Adams Outdoor Advertising
    Sr Nts                              10.75                   2006              3,900,000           4,095,000
 Outsourcing Solutions                  11.00                   2006              1,075,000(f)        1,134,125
 Pierce Leahy
    Sr Sub Nts                          11.125                  2006                750,000             821,250
 Prime Succession
    Sr Sub Nts                          10.75                   2004              1,275,000           1,373,813
 SC Intl                                13.00                   2005              4,000,000           4,440,000
 USI American Holdings
    Sr Nts                               7.25                   2006              3,500,000(f)        3,318,350
 Unifi Communications
    with Warrants                       14.00                   2004              3,000,000(f)        2,970,000
 Total                                                                                               18,152,538

 Foreign (2.8%)(e)
 Airplanes GPA Cl D
    (U.S. Dollar)                       10.875                  2019              2,750,000          $3,011,250
 ALFA Bank Loan Participation
    (U.S. Dollar)                       11.10                   1997              1,000,000(i)        1,000,000
 Banque Audi
    (U.S. Dollar) Sr Unsub Nts           9.375                  2001              1,000,000(f)        1,025,000
 CEI Citicorp
    (Argentine Peso)                     8.50                   2002              1,000,000(f)          986,250
    (U.S. Dollar)                       11.25                   2007              2,000,000(f)        1,912,500
 Celestica Intl
    (U.S. Dollar) Sr Sub Nts            10.50                   2006              1,000,000           1,076,250
 Corp Andina De Fomento
    (U.S. Dollar)                        7.10                   2003              6,500,000           6,336,070
 Dao Heng Bank
    (U.S. Dollar) Sr Sub Nts             7.75                   2007              2,500,000(f)        2,440,625
 Dominion Textiles
    (U.S. Dollar)                        9.25                   2006              3,500,000           3,570,000
 FSW Intl
    (U.S. Dollar) Sr Nts                12.50                   2006              2,250,000           2,306,250
 Globo Communicacoes
    (U.S. Dollar)                       10.50                   2006                500,000(f)          507,500
 Govt of Poland PDI Euro
    (U.S. Dollar)                        3.75                   2014              4,150,000(i)        3,299,250
 Govt of Russia
    (U.S. Dollar)                        6.60                   2049              2,500,000(l)        1,681,250
    (U.S. Dollar)                        9.25                   2001                850,000(f)          830,875
 Grupo Televisa
     (U.S. Dollar) Sr Nts               11.375                  2003              2,750,000           2,901,250
 GST Telecommunications
    (U.S. Dollars) Zero Coupon Cv        0.42                   2000              1,000,000(h)          765,000
 Imexsa Export Trust
    (U.S. Dollar)                       10.125                  2003              3,000,000(f)        3,048,750
 MDC Communications
    (U.S. Dollar)                       10.50                   2006              1,000,000           1,035,000
 Perez Companc
    (U.S. Dollar)                        9.00                   2004              1,000,000(f)          972,500
 Phillipine Long Distance
    (U.S. Dollar)                        7.85                   2007              1,250,000(f)        1,181,138
    (U.S. Dollar)                        8.35                   2017              1,000,000(f)          931,250
 PLD Telekom
    (U.S. Dollar)
    Zero Coupon with Warrants           16.19                   2004              3,000,000(h)        2,587,500
 Plitt Theatres
    (U.S Dollar)                        10.875                  2004              5,000,000           5,037,500
 Polysindo Intl Finance
    (U.S. Dollar)                       11.375                  2006              1,375,000           1,476,406
 Ras Laffan Liquid Natural Gas
    (U.S. Dollar)                        8.30                   2014              5,000,000           5,024,050
 Republic of Brazil
    (U.S. Dollar) C Bonds                8.00                   2014              2,753,425(i)        2,047,860
 Republic of Columbia
    (U.S. Dollar)                        8.70                   2016              2,250,000           2,238,750
 Republic of Panama
    (U.S. Dollar)                        7.875                  2002              1,000,000(f)          973,280
 Russian Principal Loans
    (U.S. Dollar) Zero Coupon            6.38                   2020              3,500,000(h,l)      1,960,000
 Rogers Cantel Mobile
    (U.S. Dollar)                        9.375                  2008              2,800,000           2,870,000
 Transport Martima Mex
    (U.S. Dollar)                       10.00                   2006              1,525,000           1,465,906
 Veninfotel
    Pay-in-kind Cv                      10.00                   2002              2,000,000(g,m)      2,020,000
 Vneshekonom
    (U.S. Dollar) Zero Coupon            8.10                   1997              1,000,000 (n)         781,250
 Zhuhai Highway
    (U.S. Dollar)                       11.50                   2008              5,000,000(f)        5,643,750
 Total                                                                                               74,944,210

 Total bonds
 (Cost: $445,838,163)                                                                              $435,495,263

 Short-term securities (17.5%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase
 U.S. government agency (0.1%)
 Federal Natl Mtge Assn Disc Nt
    04-04-97     5.26%    $1,700,000   $  1,699,257

 Certificate of deposit (0.7%)
 Morgan Guaranty
    04-28-97     5.40     20,000,000     19,909,874

 Commercial paper (16.4%)
 ABB Treasury Center USA
    04-30-97     5.57     10,000,000(j)   9,955,292
    05-08-97     5.36      2,700,000(j)   2,685,237
 Ameritech Capital Funding
    04-14-97     5.37      4,600,000(j)   4,590,540
    04-29-97     5.30      4,476,000(j)   4,456,392
 ANZ (Delaware)
    05-01-97     5.41      1,400,000      1,393,401
 Associates Corp North America
    04-07-97     5.32     10,200,000     10,191,024
 Bank of America
    06-02-97     5.41     10,700,000     10,694,365
 Barclays U.S. Funding
    04-16-97     5.31     10,000,000      9,974,597
    05-14-97     5.37      4,800,000      4,767,375
 BBV Finance (Delaware)
    04-18-97     5.35      6,900,000      6,882,633
 Beneficial
    05-07-97     5.36      9,300,000      9,245,873
 BHP Finance
    04-08-97     5.37      9,100,000      9,088,692
 CAFCO
    04-25-97     5.31      5,300,000(j)   5,281,379
    05-05-97     5.31      5,000,000(j)   4,973,065
    05-16-97     5.40      2,100,000(j)   2,085,182
 CIT Group Holdings
    05-13-97     5.58        600,000        596,115
 CPC Intl
    04-30-97     5.55     12,200,000(j)  12,145,751
    05-13-97     5.40      5,600,000(j)   5,561,294
 Cargill
    04-21-97     5.28      4,600,000      4,584,367
 Cargill Global
    11-18-97     5.49      1,800,000(j)   1,731,676
 Ciesco LP
    04-01-97     5.36      9,200,000      9,200,000
    04-03-97     5.36      5,000,000(j)   4,997,436
 Clorox
    04-17-97     5.44      6,800,000      6,781,155
 Commercial Credit
    04-10-97     5.28      1,500,000      1,498,031
 Commerzbank U.S. Finance
    04-21-97     5.30      7,500,000      7,478,083
    05-12-97     5.36      8,000,000      7,946,669
    05-19-97     5.44     10,000,000      9,925,275
 Fleet Funding
    04-07-97     5.30      5,000,000(j)   4,995,608
 Ford Motor Credit
    04-09-97     5.28     10,000,000      9,988,333
    04-24-97     5.35      6,400,000      6,378,247
 Goldman Sachs Group
    04-11-97     5.32      4,400,000      4,393,522
    04-15-97     5.33      5,900,000      5,887,839
 Household Finance
    04-23-97     5.33      5,200,000      5,183,158
 Kellogg
    04-03-97     5.28      3,300,000      3,299,038
    04-22-97     5.33      5,000,000      4,984,542
 Kredietbank North America Finance
    04-18-97     5.30      4,300,000      4,289,319
 Lincoln Natl
    04-11-97     5.32      3,200,000(j)   3,195,289
 Merrill Lynch
    05-13-97     5.54      6,700,000      6,657,008
 Metlife Funding
    04-22-97     5.34      5,605,000      5,587,639
    04-28-97     5.52      8,487,000      8,451,991
    05-02-97     5.58      3,800,000      3,781,839
    05-05-97     5.34     10,800,000     10,745,940
 Michigan Consolidated Gas
    04-23-97     5.36      3,500,000      3,488,578
 Mobil Australia Finance (Delaware)
    04-02-97     5.37      6,200,000(j)   6,198,754
    08-22-97     5.41     10,000,000(j)   9,764,400
 Morgan Stanley Group
    05-14-97     5.33      1,400,000      1,390,348
 Motorola
    05-08-97     5.58      9,400,000      9,346,381
 Natl Australia Funding (Delaware)
    04-28-97     5.49      6,300,000      6,274,202
    05-12-97     5.36     10,000,000      9,934,754
    05-15-97     5.37      7,100,000      7,050,851
 Novartis Finance
    04-22-97     5.35      4,700,000(j)   4,685,387
 Paccar Financial
    05-22-97     5.33      3,900,000      3,868,187
 Pitney Bowes
    05-09-97     5.37      6,800,000      6,758,732
 Rabobank USA Finance
    04-17-97     5.44     10,000,000      9,974,155
 Reed Elsevier
    04-16-97     5.40      9,900,000(j)   9,875,951
    04-28-97     5.57      1,700,000(j)   1,692,924
    05-23-97     5.57     22,000,000(j)  21,824,587
 Southwestern Bell Telephone
    04-14-97     5.32     11,900,000     11,874,749
 SAFECO Credit
    05-15-97     5.39      6,700,000      6,654,512
 Siemens
    04-28-97     5.40     11,600,000     11,553,281
    05-16-97     5.40      7,500,000      7,449,750
 USAA Capital
    05-01-97     5.31      8,000,000      7,961,551
    05-06-97     5.35      7,300,000      7,262,314
    05-14-97     5.35      9,000,000      8,940,217
    05-27-97     5.43     10,000,000      9,907,958
    08-26-97     5.39      4,200,000      4,098,299
 Total                                  444,361,033

 Letters of credit (0.3%)
 Bank of America -
 Hyundai Motor Finance
    05-19-97     5.37      5,000,000      4,960,285
 First Chicago -
 Commed Fuel
    04-08-97     5.42        500,000        499,260
 Student Loan Marketing Assn
    05-02-97     5.53      2,762,000      2,748,919
 Total                                    8,208,464

 Total short-term securities
 (Cost: $474,397,300)               $   474,178,628


 Total investments in securities of unaffiliated issuers
 (Cost: $2,613,103,704)              $2,787,732,044


 Investment in securities of affiliated issuer (k)
 Common stock (0.3%)
Issuer                       Shares       Value(a)

 China North Inds
    Investment           16,500,000(b)   $6,765,000


 Total investments in securities of affiliated issuer
 (Cost: $16,709,176)                     $6,765,000


 Total investments in securities
 (Cost: $2,629,812,880)(p)          $2,794,497,044
See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                             Notional amount
Sale contracts
U.S. Treasury Bonds June 1997                    $40,000,000

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Foreign security values are stated in U. S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(f)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(g) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1997, is as follows:

                                    Acquisition
Security                                   date         Cost
American United Life *
    7.75% 2026                         02-13-96   $5,000,000
Cityscape Financial
    11.00% 1998           11-21-96 thru 3-13-97    6,000,000
Geotek Communications
    12.00% Cv 2001                     03-05-96    2,780,000
Veninfotel
    10.00% 2002                        03-06-97    2,000,000

*Represents a security sold under Rule 144A, which is exempt from registration under theSecurities Act of 1933, as amended.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 1997.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1997 are as follows:


                                       Beginning      Purchase            Sales           Ending       Dividend
Issuer                                      cost          cost             cost              cost        income
China North Inds Investment          $18,789,176           $--       $2,080,000      $16,709,176            $--

(l) At March 31, 1997, the cost of securities purchased, including interest purchased, on a when-issued basis was $3,732,430.

(m) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(n) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of aquisition.

(o) Negligible market value.

(p) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $2,629,809,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation.........................$241,442,000
Unrealized depreciation..........................(76,754,000)
                                                 -----------
Net unrealized appreciation.....................$164,688,000
                                                ============

                                  Board members and officers of the Fund
President and interested
board member
      William R. Pearce
      President   and   director,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members
      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.
      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC
      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC
      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer
      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.
           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      President   and   director,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.
           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      President   and   director,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Managed Allocation Fund
IDS Tower 10
Minneapolis, MN 55440-0010